Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease cost	$ 1,636	$ 1,672	$ 1,780
Variable lease cost	78	63	69
Short-term lease cost	91	64	36
Total	$ 1,805	$ 1,799	$ 1,885